Note 9 - Licensing Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Licensing Agreements [Member]
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
NOTE
9
-
LICENSING AGREEMENTS

On
July
31,
2005,
the Company had entered into a Technology License Agreement (“License Agreement”) with the University pursuant to which the University agreed to license to the Company patent rights and other intellectual property, among other things (the “Technologies”). The Technology License Agreement was amended on
February
18,
2015
and currently does not provide for an expiration date.

Pursuant to the License Agreement and its amendment, the Company obtained an exclusive worldwide license to make, have made, use, sell and import products based upon the Technologies, or to sublicense the Technologies in accordance with the terms of the License Agreement and amendment. In consideration, the Company agreed to pay to the University a royalty payment of
2.5%
of net sales of any product based on the Technologies. If the Company elects to sublicense any rights under the License Agreement and amendment, the Company agrees to pay to the University
10%
of any up-front sub-license fees for any sub-licenses that occurred on or after
September
9,
2006,
and, on behalf of the sub-licensee,
2.5%
of net sales by the sub-licensee of all products based on the Technologies. The Company had no
revenue for the
nine
months ended
September
30,
2016
and
2015
and therefore was not subject to paying any royalties.

In the event the Company fails to provide the University with semi-annual reports on the progress or fails to continue to make reasonable commercial efforts towards obtaining regulatory approval for products based on the Technologies, the University may
convert our exclusive license into a non-exclusive arrangement. Interest on any amounts owed under the License Agreement and amendment will be at
3%
per annum. All intellectual property rights resulting from the Technologies or improvements thereon will remain the property of the other inventors and/or the Professor, and/or the University, as the case may
be. The Company has agreed to pay all out-of- pocket filing, prosecution and maintenance expenses in connection with any patents relating to the Technologies. In the case of infringement upon any patents relating to the Technologies, the Company may
elect, at its own expense, to bring a cause of action asserting such infringement. In such a case, after deducting any legal expenses the Company may
incur, any settlement proceeds will be subject to the
2.5%
royalty payment owed to the University under the License Agreement and amendment.

The patent applications were made in the name of the Professor and other inventors, but the Company’s exclusive, worldwide rights to such patent applications are included in the License Agreement and its amendment with the University. The Company maintains exclusive licensing agreements and it currently controls the six
intellectual patent properties.

NOTE
9
                 LICENSING AGREEMENTS

On
July
31,
2005,
the Company had entered into a Technology License Agreement (“License Agreement”) with the University pursuant to which the University agreed to license to the Company patent rights and other intellectual property, among other things (the “Technologies”). The Technology License Agreement was amended on
February
18,
2015
and currently does not provide for an expiration date.

Pursuant to the License Agreement and its amendment, the Company obtained an exclusive worldwide license to make, have made, use, sell and import products based upon the Technologies, or to sublicense the Technologies in accordance with the terms of the License Agreement and amendment. In consideration, the Company agreed to pay to the University a royalty payment of
2.5%
of net sales of any product based on the Technologies. If the Company elects to sublicense any rights under the License Agreement and amendment, the Company agrees to pay to the University
10%
of any up-front sub-license fees for any sub-licenses that occurred on or after
September
9,
2006,
and, on behalf of the sub-licensee,
2.5%
of net sales by the sub-licensee of all products based on the Technologies. The Company had no
revenue for the years ended
December
31,
2015
and
2014
and therefore was not subject to paying any royalties.

In the event the Company fails to provide the University with semi-annual reports on the progress or fails to continue to make reasonable commercial efforts towards obtaining regulatory approval for products based on the Technologies, the University may
convert our exclusive license into a non-exclusive arrangement. Interest on any amounts owed under the License Agreement and amendment will be at
3%
per annum. All intellectual property rights resulting from the Technologies or improvements thereon will remain the property of the other inventors and/or the Professor, and/or the University, as the case may
be. The Company has agreed to pay all out-of- pocket filing, prosecution and maintenance expenses in connection with any patents relating to the Technologies. In the case of infringement upon any patents relating to the Technologies, the Company may
elect, at its own expense, to bring a cause of action asserting such infringement. In such a case, after deducting any legal expenses the Company may
incur, any settlement proceeds will be subject to the
2.5%
royalty payment owed to the University under the License Agreement and amendment.

The Company has incurred legal expense for research and development projects associated with the License Agreement and its amendment of
$0
and
$25,287
during the years ended
December
31,
2015
and
2014,
respectively.

The Company also incurred patent costs for research and development projects associated with the License Agreement and its amendment of
$22,435
and $
60,434
during the years ended
December
31,
2015
and
2014,
respectively.

The patent applications were made in the name of the Professor and other inventors, but the Company’s exclusive, worldwide rights to such patent applications are included in the License Agreement and its amendment with the University. The Company maintains exclusive licensing agreements and it currently controls the six
intellectual patent properties.